Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Apr. 30, 2021
Entity Registrant Name	Collaborative Investment Series Trust
Entity Central Index Key	0001719812
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 28, 2021
Document Effective Date	Apr. 30, 2021
Prospectus Date	Apr. 30, 2021
Tactical Conservative Allocation Fund | Class I
Prospectus [Line Items]
Trading Symbol	TFAZX
Tactical Conservative Allocation Fund | Class A
Prospectus [Line Items]
Trading Symbol	TFALX
Tactical Moderate Allocation Fund | Class I
Prospectus [Line Items]
Trading Symbol	TFAUX
Tactical Moderate Allocation Fund | Class A
Prospectus [Line Items]
Trading Symbol	TFAMX
Tactical Growth Allocation Fund | Class I
Prospectus [Line Items]
Trading Symbol	TFAFX
Tactical Growth Allocation Fund | Class A
Prospectus [Line Items]
Trading Symbol	TFAEX